Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 5,137	$ 20,868
Trade receivables, net	5,996	2,838
Deferred income taxes	2,239	1,996
Prepaid expenses and other accounts receivable	1,503	463
Total current assets	14,875	26,165
LONG-TERM ASSETS:
Investment in affiliates	1,403	1,227
Deferred income taxes	3,348	2,889
Intangible assets, net	14,568	3,505
Goodwill	22,518	3,792
Severance pay fund	756	1,031
Lease deposits	57	40
Property and equipment, net	1,608	885
Total long-term assets	44,258	13,369
Total assets	59,133	39,534
CURRENT LIABILITIES:
Accounts payable	958	551
Employees and payroll accruals	2,280	1,215
Accrued expenses and other liabilities	1,587	628
Earn-out consideration	4,048	3,372
Deferred revenues	4,535	3,058
Total current liabilities	13,408	8,824
LONG-TERM LIABILITIES:
Long-term deferred revenues	492	694
Earn-out consideration	6,409
Deferred tax liability	3,187
Accrued severance pay	915	1,192
Total long-term liabilities	11,003	1,886
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value NIS 0.15 par value-Authorized: 55,353,340 shares as of December 31, 2011 and 2012; Issued: 27,287,909 and 27,915,392 shares as of December 31, 2011 and 2012, respectively; Outstanding: 24,093,617 and 25,826,234 shares as of December 31, 2011 and 2012, respectively	986	960
Additional paid-in capital	190,436	188,463
Treasury shares 3,194,292 Ordinary shares as of December 31, 2011 and 2,089,158 ordinary shared as of December 31, 2012	(6,653)	(8,692)
Accumulated other comprehensive income	469	23
Accumulated deficit	(150,516)	(151,930)
Total shareholders' equity	34,722	28,824
Total liabilities and shareholders' equity	$ 59,133	$ 39,534